Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Exchange Rates [Line Items]
Decrease in retained earnings	$ 26,017	$ 28,394
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Exchange Rates [Line Items]
Decrease in retained earnings	(110)
Increase (decrease) due to application of IFRS 9 [member]
Disclosure Of Exchange Rates [Line Items]
Decrease in carrying amount of debt	$ (77)